UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 43.3%
U.S. Government Sponsored Agencies 37.7%
Federal Farm Credit Bank:
0.143% *, 2/6/2014	25,000,000	25,000,000
0.164% *, 10/27/2014	3,010,000	3,010,626
0.175% *, 11/26/2014	8,000,000	8,001,750
0.19%, 12/13/2013	5,000,000	5,000,000
Federal Home Loan Bank:
0.1%, 11/20/2013	10,000,000	9,999,402
0.123%*, 4/25/2014	12,000,000	12,000,000
0.125%, 3/27/2014	8,000,000	7,996,639
0.125%, 6/18/2014	12,000,000	11,994,156
0.13%, 3/19/2014	12,000,000	11,998,394
0.14% *, 7/25/2013	15,000,000	14,999,950
0.14% *, 7/26/2013	12,500,000	12,499,914
0.15%, 10/15/2013	12,000,000	11,999,767
0.15% *, 11/8/2013	5,000,000	4,999,291
0.15% *, 11/15/2013	12,500,000	12,498,103
0.16%, 12/19/2013	5,000,000	4,999,850
0.17%, 7/5/2013	12,000,000	11,999,978
0.17%, 3/25/2014	8,000,000	7,999,294
0.175% *, 11/4/2013	5,500,000	5,499,520
0.18%, 3/7/2014	8,000,000	7,999,609
0.25%, 9/6/2013	25,000,000	25,007,583
0.28%, 11/14/2013	5,475,000	5,477,498
0.5%, 8/28/2013	8,000,000	8,003,787
0.5%, 12/13/2013	4,115,000	4,121,098
0.875%, 12/27/2013	8,000,000	8,027,401
2.375%, 3/14/2014	9,050,000	9,188,876
Federal Home Loan Mortgage Corp.:
0.1% **, 12/17/2013	4,000,000	3,998,122
0.109% **, 11/19/2013	8,000,000	7,996,553
0.11% **, 1/22/2014	10,000,000	9,993,736
0.11% **, 1/23/2014	12,500,000	12,492,132
0.118% **, 8/26/2013	3,800,000	3,799,291
0.128% **, 7/9/2013	12,000,000	11,999,627
0.133% *, 9/13/2013	25,000,000	24,999,774
0.138% **, 8/13/2013	12,500,000	12,497,910
0.148% **, 9/4/2013	15,000,000	14,995,938
1.375%, 2/25/2014	8,000,000	8,064,381
4.5%, 4/2/2014	5,000,000	5,163,050
Federal National Mortgage Association:
0.072% **, 7/2/2013	12,000,000	11,999,963
0.12% **, 2/24/2014	7,500,000	7,494,050
0.129% **, 10/1/2013	12,000,000	11,996,013
0.133% **, 7/19/2013	25,500,000	25,498,215
0.148% **, 9/3/2013	25,000,000	24,993,333
0.148% **, 9/16/2013	18,500,000	18,494,065
1.25%, 2/27/2014	8,000,000	8,057,774
2.75%, 3/13/2014	8,000,000	8,145,211

		483,001,624
U.S. Treasury Obligations 5.6%
U.S. Treasury Notes:
0.25%, 10/31/2013	5,000,000	5,000,639
0.375%, 7/31/2013	15,000,000	15,004,035
0.5%, 10/15/2013	16,500,000	16,514,566
0.5%, 11/15/2013	15,000,000	15,018,697
0.75%, 12/15/2013	12,000,000	12,032,098
4.0%, 2/15/2014	8,000,000	8,191,395

		71,761,430

Total Government & Agency Obligations (Cost $554,763,054)		554,763,054
Repurchase Agreements 48.9%
Barclays Capital, 0.1%, dated 6/28/2013, to be repurchased at $100,000,833 on 7/1/2013 (a)	100,000,000	100,000,000
BNP Paribas, 0.12%, dated 6/28/2013, to be repurchased at $47,000,470 on 7/1/2013 (b)	47,000,000	47,000,000
Citigroup Global Markets, Inc., 0.06%, dated 6/26/2013, to be repurchased at $75,000,875 on 7/3/2013 (c)	75,000,000	75,000,000
HSBC Securities, Inc., 0.15%, dated 6/28/2013, to be repurchased at $35,000,438 on 7/1/2013 (d)	35,000,000	35,000,000
JPMorgan Securities, Inc., 0.13%, dated 6/28/2013, to be repurchased at $40,000,433 on 7/1/2013 (e)	40,000,000	40,000,000
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $48,042,160 on 9/3/2013 (f)	48,000,000	48,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 6/28/2013, to be repurchased at $100,001,556 on 7/5/2013 (g)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 6/28/2013, to be repurchased at $55,216,574 on 7/1/2013 (h)	55,216,114	55,216,114
The Goldman Sachs & Co., 0.12%, dated 6/28/2013, to be repurchased at $60,000,600 on 7/1/2013 (i)	60,000,000	60,000,000
The Toronto-Dominion Bank, 0.06%, dated 6/26/2013, to be repurchased at $65,000,758 on 7/3/2013 (j)	65,000,000	65,000,000

Total Repurchase Agreements (Cost $625,216,114)		625,216,114

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,179,979,168) †	92.2	1,179,979,168
Other Assets and Liabilities, Net	7.8	100,401,351

Net Assets	100.0	1,280,380,519

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,179,979,168.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $102,459,100 U.S. Treasury Note, 0.375%, maturing on 3/15/2016 with a value of $102,000,080.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,961,000	Federal Home Loan Mortgage Corp.	Zero Coupon	12/14/2029	1,021,936
46,000,000	Federal National Mortgage Association	0.6	1/30/2018	45,314,907
1,547,000	Tennessee Valley Authority	1.875-6.15	8/1/2013-4/1/2056	1,603,464
Total Collateral Value				47,940,307

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
96,357,267	Federal Home Loan Mortgage Corp. - Interest Only	3.0-4.0	12/15/2041-4/15/2042	15,852,865
35,557,028	Federal National Mortgage Association	3.0-5.5	12/1/2021-3/1/2043	37,343,437
117,355,054	Federal National Mortgage Association - Interest Only	2.5-4.5	6/25/2028-1/25/2043	23,649,490
Total Collateral Value				76,845,792

(d)	Collateralized by $33,028,677 Government National Mortgage Association, 4.5%, with various maturity dates of 5/20/2041-6/20/2043 with a value of $35,701,891.
(e)
Collateralized by $306,087,647 Federal National Mortgage Association - Interest Only, with the various coupon rates from 3.0-6.5%, with various maturity dates of 6/25/2024-7/25/2050 with a value of $40,800,081.

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
186,947,626	Federal Home Loan Mortgage Corp. - Interest Only	3.5-4.0	1/15/2041-4/15/2043	33,806,480
115,081,868	Federal National Mortgage Association - Interest Only	4.0	8/25/2039	15,153,520
Total Collateral Value				48,960,000

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
235,276,051	Federal Home Loan Mortgage Corp. - Interest Only	3.0-4.5	6/15/2038-4/15/2043	36,247,147
422,049,022	Federal National Mortgage Association - Interest Only	3.0-5.0	7/25/2028-5/25/2043	65,752,853
Total Collateral Value				102,000,000

(h)	Collateralized by $44,155,800 U.S. Treasury Bond, 5.25%, maturing on 11/15/2028 with a value of $56,320,554.
(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,069,701	Federal Home Loan Mortgage Corp.	4.5	9/1/2040	21,100,220
37,013,246	Federal National Mortgage Association	5.0	6/1/2035	40,099,780
Total Collateral Value				61,200,000

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,457,400	U.S. Treasury Bill	Zero Coupon	7/5/2013	11,457,354
349,000	U.S. Treasury Bond	5.5	8/15/2028	460,536
55,309,700	U.S. Treasury Notes	0.375-1.875	11/15/2015-5/31/2020	54,382,180
Total Collateral Value				66,300,070

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations (k)	$—	$554,763,054	$—	$554,763,054
Repurchase Agreements	—	625,216,114	—	625,216,114
Total	$—	$1,179,979,168	$—	$1,179,979,168

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.
(k)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013